Investments - Other Than Temporary Impairment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Other than temporary impairment losses, available-for-sale securities	$ 0	$ 0
Available-for-sale securities
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Credit losses	$ 0